Average Annual Total Returns - Salient Tactical Plus Fund	May 01, 2021
Class A
Average Annual Return:
1 Year	1.04%
5 Years	4.80%
Since Inception	5.29%
Inception Date	Dec. 31, 2012
Class C
Average Annual Return:
1 Year	5.13%
5 Years	5.18%
Since Inception	5.22%
Inception Date	Dec. 31, 2012
Class I
Average Annual Return:
1 Year	7.15%
5 Years	6.23%
Since Inception	6.26%
Inception Date	Dec. 31, 2012
Class I | After Taxes on Distributions
Average Annual Return:
1 Year	5.45%
5 Years	4.62%
Since Inception	5.01%
Inception Date	Dec. 31, 2012
Class I | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	5.09%
5 Years	4.49%
Since Inception	4.66%
Inception Date	Dec. 31, 2012
Class I | HFRXEquityHedgeIndex [Member]
Average Annual Return:
1 Year	4.60%
5 Years	2.92%
Since Inception	3.04%
Inception Date	Dec. 31, 2012
Class I | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return:
1 Year	18.40%
5 Years	15.22%
Since Inception	15.18%
Inception Date	Dec. 31, 2012
Class F
Average Annual Return:
1 Year	7.46%
5 Years	6.54%
Since Inception	6.60%
Inception Date	Dec. 31, 2012